Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Components of property, plant and equipment

The components of property, plant and equipment at June 30, 2016 and December 31, 2015 are summarized as follows:

(in millions)	June 30, 2016	December 31, 2015
Land	$7.3	$7.3
Building and improvements	91.8	94.3
Machinery, equipment and tooling	213.2	216.0
Furniture and fixtures	6.0	6.2
Computer hardware and software	53.8	51.2
Construction in progress	10.2	9.8

Total cost	382.3	384.8
Less accumulated depreciation	(270.9)	(268.4)

Property, plant and equipment — net	$111.4	$116.4

The components of property, plant and equipment at December 31, 2015 and December 31, 2014 are summarized as follows:

(in millions)	2015	2014
Land	$7.3	$6.6
Building and improvements	94.3	100.1
Machinery, equipment and tooling	216.0	237.0
Furniture and fixtures	6.2	6.6
Computer hardware and software	51.2	58.5
Construction in progress	9.8	12.7

Total cost	384.8	421.5
Less accumulated depreciation	(268.4)	(287.2)

Property, plant and equipment - net	$116.4	$134.3